Document and Entity Information	Apr. 30, 2019
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2019
Registrant Name	IndexIQ ETF Trust
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 14, 2019
Document Effective Date	Nov. 14, 2019
Prospectus Date	Aug. 29, 2019
IQ Candriam ESG US Equity ETF | IQ Candriam ESG US Equity ETF
Prospectus:
Trading Symbol	SRIU